Litigation and regulatory matters (Details) € in Millions, $ in Millions, $ in Millions		1 Months Ended								2 Months Ended	3 Months Ended		6 Months Ended				12 Months Ended
	May 20, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Oct. 31, 2020 GBP (£)	May 31, 2020 GBP (£)	May 31, 2019 AUD ($) GBP (£)	Oct. 31, 2017 item	Dec. 31, 2016 action	Oct. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 31, 2018 item	Jun. 30, 2021 GBP (£) lawsuit	Mar. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£) lawsuit item action	Jun. 30, 2021 USD ($) action lawsuit item	Jun. 30, 2021 EUR (€) action lawsuit item	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2015 GBP (£) company	Dec. 31, 2015 USD ($) company	Dec. 31, 2012 GBP (£)	Jun. 30, 2021 EUR (€) lawsuit	Mar. 23, 2021 EUR (€)	Jul. 31, 2017 item
UK 2008 rights issue shareholder litigation
Tax Assessments																	£ 143,000,000
Payments for tax assessments		£ 143,000,000
Provisions utilised											£ 177,000,000	£ 298,000,000
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions											300,000,000		£ 300,000,000								€ 350.0
Provisions utilised													282,000,000		€ 328.0
Agreed fine payable | €																						€ 37.8
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions											130,000,000		£ 130,000,000								151.0
EC
UK 2008 rights issue shareholder litigation
Number of other parties subject to lawsuit or legal investigation	6
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
Litigation, investigations and reviews
Final settlement amount | $														$ 400.0
UK 2008 rights issue shareholder litigation
Settlement amount paid | $														$ 55.3
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of non-class action | action							24
Number of non-class actions pending | action							7
Number of failed US banks | item																							39
JPY LIBOR and Euroyen TIBOR
UK 2008 rights issue shareholder litigation
Number of class action lawsuits													2
Different Reference Rates
UK 2008 rights issue shareholder litigation
Number of class action lawsuits													5
Number of class actions dismissed but appealed													4
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Settlement amount paid | $																			$ 255.0
Federal Court of Australia FX antitrust litigation
UK 2008 rights issue shareholder litigation
Maximum Total Transaction Value | $					$ 0.5
Number of other parties subject to lawsuit or legal investigation					4
UK Competition Appeal Tribunal
UK 2008 rights issue shareholder litigation
Number of applications for opt-out collective proceedings																2
Tel Aviv District Court FX antitrust litigations [Member]
UK 2008 rights issue shareholder litigation
Number of class action lawsuits				1
Numer of motions to certify FX-related class actions | item										2
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of swap execution facilities | item													3	3	3
Madoff
UK 2008 rights issue shareholder litigation
Number of class action lawsuits | action													2	2	2
Damages claimed | $								$ 21.8	$ 276.3
SMEs | FCA
UK 2008 rights issue shareholder litigation
Total aggregate provisions											22,000,000		£ 22,000,000
Tax dispute
UK 2008 rights issue shareholder litigation
Damages claimed																		£ 71,400,000
Damages Awarded			£ 45,000,000
Value-added-tax																				£ 86,000,000
Number of claimants | company																		10	10
NatWest
UK 2008 rights issue shareholder litigation
Number of terrorist attacks claims dismissed | item						2
Number of terrorist attacks claimed | item						18
NatWest | Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Total aggregate provisions											£ 140,000,000		£ 140,000,000								€ 163.0
NatWest | France local authorities
UK 2008 rights issue shareholder litigation
Number of complaints filed | lawsuit													2	2	2
Number of claims appealed | lawsuit											1		1								1